Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	MKTAY
Entity Registrant Name	MAKITA CORPORATION
Entity Central Index Key	0000202467
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	137,757,699

CONSOLIDATED BALANCE SHEETS In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 624,494	¥ 51,833,000	¥ 62,290,000
Time deposits	189,386	15,719,000	8,383,000
Short-term investments	404,277	33,555,000	33,639,000
Trade receivables- Notes	23,060	1,914,000	2,214,000
- Accounts	563,675	46,785,000	43,680,000
Less- Allowance for doubtful receivables	(11,265)	(935,000)	(1,010,000)
Inventories	1,332,470	110,595,000	88,811,000
Deferred income taxes	72,759	6,039,000	6,434,000
Prepaid expenses and other current assets	120,361	9,990,000	9,356,000
Total current assets	3,319,217	275,495,000	253,797,000
PROPERTY, PLANT AND EQUIPMENT, AT COST:
Land	241,747	20,065,000	19,050,000
Building and improvements	869,892	72,201,000	70,668,000
Machinery and equipment	881,867	73,195,000	74,652,000
Construction in progress	16,494	1,369,000	2,257,000
Sub total	2,010,000	166,830,000	166,627,000
Less- Accumulated depreciation and amortization	(1,142,072)	(94,792,000)	(93,427,000)
Total net property, plant and equipment	867,928	72,038,000	73,200,000
INVESTMENT AND OTHER ASSETS:
Investments	205,651	17,069,000	15,166,000
Goodwill	8,687	721,000	721,000
Other intangible assets, net	55,361	4,595,000	4,664,000
Deferred income taxes	16,904	1,403,000	1,611,000
Other assets	14,288	1,186,000	680,000
Total investments and other assets	300,891	24,974,000	22,842,000
Total assets	4,488,036	372,507,000	349,839,000
CURRENT LIABILITIES:
Short-term borrowings	10,458	868,000	385,000
Trade notes and accounts payable	309,530	25,691,000	18,359,000
Other payables	52,843	4,386,000	5,089,000
Accrued expenses	73,795	6,125,000	4,694,000
Accrued payroll	90,880	7,543,000	6,835,000
Income taxes payable	52,012	4,317,000	1,722,000
Deferred income taxes	1,349	112,000	40,000
Other liabilities	86,543	7,183,000	5,337,000
Total current liabilities	677,410	56,225,000	42,461,000
LONG-TERM LIABILITIES:
Long-term indebtedness	229	19,000	544,000
Accrued retirement and termination benefits	37,687	3,128,000	3,778,000
Deferred income taxes	8,988	746,000	677,000
Other liabilities	32,662	2,711,000	2,706,000
Total long-term liabilities	79,566	6,604,000	7,705,000
Total liabilities	756,976	62,829,000	50,166,000
COMMITMENTS AND CONTINGENT LIABILITIES (Note 15)
MAKITA CORPORATION SHAREHOLDERS' EQUITY:
Common stock, authorized - 496,000,000 shares Issued and outstanding- 140,008,760 and 137,760,402 shares, respectively in 2010 Issued and outstanding- 140,008,760 and 137,757,699 shares, respectively in 2011	286,807	23,805,000	23,805,000
Additional paid-in capital	547,229	45,420,000	45,420,000
Legal reserve	68,301	5,669,000	5,669,000
Retained earnings	3,536,530	293,532,000	270,790,000
Accumulated other comprehensive loss	(660,530)	(54,824,000)	(42,032,000)
Treasury stock, at cost - 2,248,358 shares in 2010 - 2,251,061 shares in 2011	(77,747)	(6,453,000)	(6,445,000)
Total Makita Corporation shareholders' equity	3,700,590	307,149,000	297,207,000
NONCONTROLLING INTEREST	30,470	2,529,000	2,466,000
Total equity	3,731,060	309,678,000	299,673,000
Total liabilities and equity	$ 4,488,036	¥ 372,507,000	¥ 349,839,000

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Common stock, authorized	496,000,000	496,000,000
Common stock, issued	140,008,760	140,008,760
Common stock, outstanding	137,757,699	137,760,402
Treasury stock, shares	2,251,061	2,248,358

CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
NET SALES	$ 3,284,699,000	¥ 272,630,000,000	¥ 245,823,000,000	¥ 294,034,000,000
Cost of sales	2,022,301,000	167,851,000,000	149,938,000,000	170,894,000,000
GROSS PROFIT	1,262,398,000	104,779,000,000	95,885,000,000	123,140,000,000
Selling, general, administrative and others, net	757,470,000	62,870,000,000	65,495,000,000	73,065,000,000
OPERATING INCOME	504,928,000	41,909,000,000	30,390,000,000	50,075,000,000
OTHER INCOME (EXPENSES):
Interest and divided income	15,819,000	1,313,000,000	881,000,000	1,562,000,000
Interest expense	(398,000)	(33,000,000)	(71,000,000)	(236,000,000)
Exchange gains (losses) on foreign currency transactions, net	(7,120,000)	(591,000,000)	2,044,000,000	(3,408,000,000)
Realized gains (losses) on securities, net	1,590,000	132,000,000	274,000,000	(3,548,000,000)
Other, net				(2,000,000)
Total	9,891,000	821,000,000	3,128,000,000	(5,632,000,000)
INCOME BEFORE INCOME TAXES	514,819,000	42,730,000,000	33,518,000,000	44,443,000,000
Provision for income taxes: Current	133,662,000	11,094,000,000	8,760,000,000	11,277,000,000
: Deferred	16,446,000	1,365,000,000	2,192,000,000	(546,000,000)
Total	150,108,000	12,459,000,000	10,952,000,000	10,731,000,000
NET INCOME	364,711,000	30,271,000,000	22,566,000,000	33,712,000,000
Less: Net income attributable to the noncontrolling interest	(4,410,000)	(366,000,000)	(308,000,000)	(426,000,000)
NET INCOME ATTRIBUTABLE TO MAKITA CORPORATION	$ 360,301,000	¥ 29,905,000,000	¥ 22,258,000,000	¥ 33,286,000,000
PER SHARE OF COMMON STOCK AND ADS:
Earnings per share: Basic	$ 2.62	¥ 217.1	¥ 161.6	¥ 236.9
Cash dividends per share paid for the year	$ 0.63	¥ 52	¥ 65	¥ 97

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)	Total USD ( $)	Total JPY ( ¥)	Common stock USD ( $)	Common stock JPY ( ¥)	Additional paid-in capital USD ( $)	Additional paid-in capital JPY ( ¥)	Legal reserve USD ( $)	Legal reserve JPY ( ¥)	Retained earnings USD ( $)	Retained earnings JPY ( ¥)	Accumulated other comprehensive income (loss) USD ( $)	Accumulated other comprehensive income (loss) JPY ( ¥)	Treasury stock USD ( $)	Treasury stock JPY ( ¥)	Net income attributable to the non-controlling interest USD ( $)	Net income attributable to the non-controlling interest JPY ( ¥)	Net income attributable to Makita Corporation USD ( $)	Net income attributable to Makita Corporation JPY ( ¥)
Beginning Balance at Mar. 31, 2008		¥ 319,014,000,000		¥ 23,805,000,000		¥ 45,753,000,000		¥ 5,669,000,000		¥ 249,191,000,000		¥ (7,657,000,000)		¥ (263,000,000)		¥ 2,516,000,000
Purchases of treasury stock		(17,655,000,000)												(17,655,000,000)
Retirement of treasury stock		0				(329,000,000)				(11,135,000,000)				11,464,000,000
Disposal of treasury stock		15,000,000				(4,000,000)								19,000,000
Cash dividends		(14,090,000,000)								(13,855,000,000)						(235,000,000)
Comprehensive income (loss)
Net income		33,712,000,000								33,286,000,000						426,000,000		33,286,000,000
Foreign currency translation adjustment		(28,497,000,000)										(28,051,000,000)				(446,000,000)		(28,051,000,000)
Unrealized holding gains on available-for-sale securities		(3,065,000,000)										(3,065,000,000)						(3,065,000,000)
Pension liability adjustment		(3,688,000,000)										(3,688,000,000)						(3,688,000,000)
Total comprehensive income		(1,538,000,000)														(20,000,000)		(1,518,000,000)
Ending Balance at Mar. 31, 2009		285,746,000,000		23,805,000,000		45,420,000,000		5,669,000,000		257,487,000,000		(42,461,000,000)		(6,435,000,000)		2,261,000,000
Purchases of treasury stock		(10,000,000)												(10,000,000)
Cash dividends		(9,152,000,000)								(8,955,000,000)						(197,000,000)
Capital transactions and other		181,000,000														181,000,000
Comprehensive income (loss)
Net income		22,566,000,000								22,258,000,000						308,000,000		22,258,000,000
Foreign currency translation adjustment		(3,018,000,000)										(2,931,000,000)				(87,000,000)		(2,931,000,000)
Unrealized holding gains on available-for-sale securities		2,430,000,000										2,430,000,000						2,430,000,000
Pension liability adjustment		930,000,000										930,000,000						930,000,000
Total comprehensive income		22,908,000,000														221,000,000		22,687,000,000
Ending Balance at Mar. 31, 2010		299,673,000,000		23,805,000,000		45,420,000,000		5,669,000,000		270,790,000,000		(42,032,000,000)		(6,445,000,000)		2,466,000,000
Purchases of treasury stock		(8,000,000)												(8,000,000)
Cash dividends		(7,299,000,000)								(7,163,000,000)						(136,000,000)
Comprehensive income (loss)
Net income	364,711,000	30,271,000,000								29,905,000,000						366,000,000		29,905,000,000
Foreign currency translation adjustment		(11,716,000,000)										(11,549,000,000)				(167,000,000)		(11,549,000,000)
Unrealized holding gains on available-for-sale securities		(838,000,000)										(838,000,000)						(838,000,000)
Pension liability adjustment		(405,000,000)										(405,000,000)						(405,000,000)
Total comprehensive income	208,578,000	17,312,000,000													2,398,000	199,000,000	206,181,000	17,113,000,000
Ending Balance at Mar. 31, 2011	$ 3,731,060,000	¥ 309,678,000,000	$ 286,807,000	¥ 23,805,000,000	$ 547,229,000	¥ 45,420,000,000	$ 68,301,000	¥ 5,669,000,000	$ 3,536,530,000	¥ 293,532,000,000	$ (660,530,000)	¥ (54,824,000,000)	$ (77,747,000)	¥ (6,453,000,000)	$ 30,470,000	¥ 2,529,000,000

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 364,711	¥ 30,271,000	¥ 22,566,000	¥ 33,712,000
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	91,048	7,557,000	8,308,000	8,887,000
Deferred income tax expense (benefit)	16,446	1,365,000	2,192,000	(546,000)
Realized losses (gains) on securities, net	(1,590)	(132,000)	(274,000)	3,548,000
Losses on disposal or sales of property, plant and equipment, net	(2,639)	(219,000)	284,000	430,000
Bad debt expense	2,687	223,000	152,000	474,000
Inventory write-downs	8,543	709,000	195,000	990,000
Impairment of goodwill and long-lived assets	3,157	262,000	1,605,000
Changes in assets and liabilities-
Trade receivables	(63,241)	(5,249,000)	(181,000)	9,081,000
Inventories	(337,446)	(28,008,000)	20,543,000	(18,304,000)
Trade notes and accounts payable and accrued expense	123,663	10,264,000	3,013,000	(10,005,000)
Income taxes payable	29,264	2,429,000	1,480,000	(4,589,000)
Accrued retirement and termination benefits	(14,060)	(1,167,000)	(1,615,000)	(2,297,000)
Other, net	15,806	1,312,000	(1,142,000)	797,000
Net cash provided by operating activities	236,349	19,617,000	57,126,000	22,178,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including interest capitalized	(117,373)	(9,742,000)	(10,837,000)	(17,046,000)
Purchases of available-for-sale securities	(32,253)	(2,677,000)	(4,996,000)	(375,000)
Purchases of held-to-maturity securities	(34,578)	(2,870,000)	(1,522,000)
Proceeds from sales of available-for-sale securities	13,928	1,156,000	1,967,000	15,310,000
Proceeds from maturities of available-for-sale securities	6,024	500,000	500,000	2,500,000
Proceeds from maturities of held-to-maturity securities	9,639	800,000	350,000	600,000
Proceeds from sales of property, plant and equipment	9,108	756,000	299,000	135,000
Increase in time deposits, net	(87,639)	(7,274,000)	(3,375,000)	(560,000)
Other, net	204	17,000	(54,000)	(332,000)
Net cash provided by (used in) investing activities	(232,940)	(19,334,000)	(17,668,000)	232,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in short-term borrowings, net	2,723	226,000	(7,000)	(1,345,000)
Purchase of treasury stock, net	(96)	(8,000)	(10,000)	(17,640,000)
Cash dividends paid	(86,301)	(7,163,000)	(8,955,000)	(13,855,000)
Other, net	(4,940)	(410,000)	(142,000)	(339,000)
Net cash used in financing activities	(88,614)	(7,355,000)	(9,114,000)	(33,179,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(40,783)	(3,385,000)	(2,269,000)	(1,322,000)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(125,988)	(10,457,000)	28,075,000	(12,091,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	750,482	62,290,000	34,215,000	46,306,000
CASH AND CASH EQUIVALENTS, END OF YEAR /	624,494	51,833,000	62,290,000	34,215,000
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for interest, net of amount capitalized	590	49,000	58,000	232,000
Cash paid during the year for income taxes	$ 104,398	¥ 8,665,000	¥ 7,280,000	¥ 15,866,000

DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2011
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Makita Corporation (the “Company”) and its subsidiaries’ main products include drills, rotary hammers, demolition hammers, grinders and cordless impact drivers. The Company and its subsidiaries (collectively “Makita”) also manufacture and sell pneumatic tools and garden tools.

Domestic sales in Japan are made by the Company and domestic subsidiaries, while overseas sales are made almost entirely through sales subsidiaries and distributors under the Makita or Maktec brand name.

83.1% of consolidated net sales for the year ended March 31, 2011 were generated from customers outside Japan, with 42.5% from Europe, 13.6% from North America and 8.5% from Asia and 18.5% from other areas.

Makita’s manufacturing and assembly operations are conducted primarily at two plants in Japan and seven plants overseas, located in the United States, Germany, the United Kingdom, Brazil, China (two plants) and Romania.

In 2011, the Company established Makita Manufacturing (Thailand) Co, Ltd. The production is scheduled to start in the fiscal 2012.

The March 11, 2011 earthquake and resulting tsunami caused no significant disruption to Makita’s business and no significant damage to the Makita’s owned facilities and assets. Damage losses, which were charged to cost and expenses, for the year ended March 31, 2011 approximated ¥ 6 million. The most significant cost incurred as a result of the event pertains to cash donation totaling ¥ 50 million made by Makita to certain organization to assist it with restoration and repair activities in the affected areas.

BASIS OF PRESENTING FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2011
BASIS OF PRESENTING FINANCIAL STATEMENTS	2. BASIS OF PRESENTING FINANCIAL STATEMENTS The accompanying consolidated financial statements are presented in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	12 Months Ended
Mar. 31, 2011
SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

3. SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all of its majority owned subsidiaries and those variable interest entities where Makita is the primary beneficiary. All significant inter-company balances and transactions have been eliminated in consolidation. Makita did not have any consolidated variable interest entities for any of the periods presented herein.

(b) Foreign Currency Translation and Transactions

Overseas subsidiaries’ assets and liabilities denominated in their local foreign currencies are translated at the exchange rate in effect at each fiscal year-end and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The local currencies of the overseas subsidiaries are regarded as their functional currencies. The resulting currency translation adjustments are included in accumulated other comprehensive income (loss) Gains and losses resulting from all foreign currency transactions, including foreign exchange contracts, and re-measurement of receivables and payables denominated in foreign currencies are included in other income (expenses).

(c) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and time deposits with original maturities of three months or less.

(d) Short-term investments and Investments

Makita classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Makita does not hold any marketable or investment securities that are bought and held primarily for the purpose of sale in the near term.

Except for non-marketable equity securities, available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded as a separate component of accumulated other comprehensive income, net of applicable income taxes. Non-marketable equity securities are carried at cost and reviewed periodically for impairment. Held-to-maturity securities are reported at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

A decline in fair value of any available-for-sale or held-to-maturity security below the carrying amount that is deemed to be other-than-temporary results in a write-down of the carrying amount to the fair value as a new cost basis and the amount of the write-down is included in earnings.

Available-for-sale securities are periodically reviewed for other-than-temporary declines on criteria that include the length and magnitude of decline, the financial condition and prospects of the issuer, Makita’s intent and ability to retain the investment for a period of time to allow for recovery in market value and other relevant factors.

Held-to-maturity securities are periodically evaluated for possible impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. Impairment is measured based on the amount by which the carrying amount of the investment exceeds its fair value. Fair value is determined based on quoted market prices or other valuation techniques as appropriate.

Makita classifies investments, which are available for current operations, in current assets. The other investments are classified as investments as a part of non-current investments and other assets in the consolidated balance sheets.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income into earnings is determined by the average cost method.

(e) Allowance for Doubtful Receivables

Allowance for doubtful receivables represents the Makita’s best estimate of the amount of probable credit losses in its existing receivables. The allowance is determined based on, but is not limited to, historical collection experience adjusted for the effects of the current economic environment, assessment of inherent risks, aging and financial performance. Account balances are charged off against the allowance after all means of collection have been exhausted and the potentiality for recovery is considered remote.

(f) Inventories

Inventory costs include raw materials, labor and manufacturing overheads. Inventories are valued at the lower of cost or market price, with cost determined principally based on the average cost method. Makita estimates the obsolescence of inventory based on the difference between the cost of inventory and its estimated market value reflecting certain assumptions about anticipated future demand. The carrying amount of inventory is then reduced to account for such obsolescence. Once inventory items are written-down or written-off, such items are not written-up subsequently. All existing and anticipated modifications to product models are evaluated against on-hand inventories, and are adjusted for potential obsolescence.

(g) Property, Plant and Equipment and Depreciation and Amortization

Property, plant and equipment is stated at cost. For the Company, depreciation is computed principally by using the declining-balance method over the estimated useful lives.

Most of the subsidiaries have adopted the straight-line method for computing depreciation. The depreciation period generally ranges from 10 years to 60 years for buildings and improvements and from 3 years to 20 years for machinery and equipment. The cost and accumulated depreciation and amortization applicable to assets retired are removed from the accounts and any resulting gain or loss is recognized. Betterments, renewals and repairs that extend the life of the assets are capitalized. Other maintenance and repair costs are expensed as incurred.

Depreciation and amortization expense for the years ended March 31, 2009, 2010 and 2011 amounted to ¥ 8,444 million, ¥ 7,756 million and ¥ 6,910 million ( $83,253thousand), respectively, which included amortization of capitalized lease equipment.

Certain leased buildings, improvements, machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2010 and 2011, was as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Aggregate cost	¥602	¥238	$2,867
Accumulated amortization	271	187	2,253

(h) Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairments exists for the reporting unit and the management must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in the same manner to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Makita determines the fair value of its reporting units using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Makita performs its annual impairment review of goodwill at every December 31, and when a triggering event occurs between annual impairment dates.

(i) Environmental Liabilities

Liabilities for environmental remediation and other environmental costs, if any, are accrued when environmental assessments or remedial efforts are probable to be required and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values unless the amount and timing of such payments are determinable.

(j) Research and Development Costs and Advertising Costs

Research and development costs, which are included in Selling, general, administrative and others, net in the consolidated statements of income, are expensed as incurred.

Advertising costs are also expensed as incurred.

(k) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in Selling, general, administrative and others, net in the consolidated statements of income.

(l) Income Taxes

Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years the temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that includes the enactment date.

Makita recognizes in its consolidated financial statements the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes.

(m) Product Warranties

A liability for the estimated product warranty related cost is established at the time revenue is recognized and is included in other liabilities and cost of sales. Estimates for accrued product warranty costs are primarily based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

(n) Pension Plans

Changes in the amount of either the projected benefit obligation or plan assets resulting from actual results different from that assumed and from changes in assumptions can result in gains and losses to be recognized in the consolidated financial statements in the future periods. Amortization of an unrecognized net gain or loss is included as a component of the net periodic benefit plan cost for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets. In such cases, the amount of amortization recognized is the excess divided by the average remaining service period of active employees expected to receive benefits under the plan.

Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. Subsequent changes in the funded status are recognized as a component of accumulated comprehensive income (loss).

(o) Earnings per Share

Basic earnings per share is computed by dividing net income attributable to Makita shareholders by the weighted-average number of common shares outstanding during each year.

(p) Impairment of Long-lived Assets

Long-lived assets, such as property, plant and equipment, and certain intangible assets subject to amortization, are reviewed for impairment whenever events or charges in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flow. Any acquired intangible asset determined to have an indefinite useful life is not amortized, but instead is tested for impairment based on its fair value until its life would be determined to be no longer indefinite. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The fair value is determined by the projected discounted cash flows or other valuation techniques as appropriate. Assets to be disposed of, if any, are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(q) Derivative Financial Instruments

Makita recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and on the type of hedging relationship.

Makita employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options and currency swap agreements to manage its exposure to fluctuations in foreign currency exchange rates. Makita does not use derivatives for speculation or trading purpose. Changes in the fair value of derivatives are recorded each period in current earnings depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in earnings.

(r) Use of Estimates in the Preparation of Financial Statement

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Makita has identified the following areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are accounting for sales incentives, rebates and cooperative advertising, determination of an allowance for doubtful receivables, impairment of long-lived assets, realizability of deferred income tax assets, the determination of unrealized losses on securities for which the decline in market value is considered to be other than temporary, the actuarial assumptions on retirement and termination benefit plans and valuation of inventories.

(s) Revenue Recognition

Makita recognizes revenue at the time of delivery or shipment when all of the following conditions are met. (1) The sales price is fixed or determinable, (2) Collectibility is reasonably assured, (3) The title and risk of loss pass to the customer, and (4) Payment terms are established consistent with Makita’s normal payment terms.

Makita offers sales incentives to qualifying customers through various incentive programs. Sales incentives primarily involve volume-based rebates, cooperative advertising and cash discounts, and are accounted for in accordance with ASC 605-50 “Accounting for Consideration by a Vendor to a Customer (including a Reseller of vendor’s product).”

Volume-based rebates are provided to customers only if customers attain a pre-determined cumulative level of revenue transactions within a specified period of one year or less. Liabilities for volume-based rebates are recognized with a corresponding reduction of revenue for the expected sales incentive at the time the related revenue is recognized, and are based on the estimation of sales volume reflecting the historical performance of individual customers.

Cooperative advertising is provided to certain customers as contribution or sponsored fund for advertisements.

Under cooperative advertising programs, Makita does not receive an identifiable benefit sufficiently separable from its customers. Accordingly, cooperative advertisings are also recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future advertising to be taken.

Cash discounts are provided as a certain percentage of the invoice price as predetermined by spot contracts or based on contractually agreed upon amounts with customers. Cash discounts are recognized as a reduction of revenue at the time the related revenue is recognized based on Makita’s ability to reliably estimate such future discounts to be taken. Estimates of expected cash discounts are evaluated and adjusted periodically based on actual sales transactions and historical trend.

When repairs are made and charged to customers, the revenue from this source is recognized when the repairs have been completed and the item is shipped to the customer.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

TRANSLATION OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2011
TRANSLATION OF FINANCIAL STATEMENTS

4. TRANSLATION OF FINANCIAL STATEMENTS

Solely for the convenience of readers, the accompanying consolidated financial statement amounts as of and for the year ended March 31, 2011, are also presented in U.S. dollars by arithmetically translating all yen amounts using the approximate prevailing exchange rate at the Federal Reserve Bank of New York of ¥ 83 to US  $ 1 at March 31, 2011. This translation should not be construed as a representation that the amounts shown could be or could have been converted into U.S. dollars at the rate indicated.

INVENTORIES	12 Months Ended
Mar. 31, 2011
INVENTORIES

5. INVENTORIES

Inventories as of March 31, 2010 and 2011 comprised the following:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Finished goods	¥75,084	¥91,059	$1,097,096
Work in process	2,400	2,551	30,735
Raw materials	11,327	16,985	204,639

Total	¥88,811	¥110,595	$1,332,470

Inventory write-downs, which are charged to cost of sales, amounted to ¥ 990 million, ¥195 million, and ¥ 709 million ( $ 8,543 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. Inventory write-downs for the year ended March 31, 2011 include ¥ 3 million ( $ 36 thousand) of damaged inventory caused by the March 11, 2011 earthquake and resulting tsunami in Japan.

IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Mar. 31, 2011
IMPAIRMENT OF LONG-LIVED ASSETS

6. IMPAIRMENT OF LONG-LIVED ASSETS

Makita recognized an impairment loss of ¥ 354 million for the year ended March 31, 2010 on long-lived assets related to the gardening tools reporting unit of the Japan operating segment.

Management assessed that impairment was caused by the economic downturn in Japan backdropped by the global recession, and the resulted un-suitable operations of its gardening tool unit for the year while it tried to minimize its operation losses.

The impairment losses were included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the assets by the cost approach method and by the market approach method with the assistance of an independent third party appraiser. During the fourth quarter, management determined that certain planned initiatives related to a manufacturing facility would not produce the planned results. As a result, management revised its projections of future cash flows and recorded an impairment loss to write down the impacted assets to their estimated fair values.

Makita recognized an impairment loss of ¥ 262 million ( $ 3,157 thousand) for the years ended March 31, 2011 on certain unused assets of machinery and equipments related to the gardening tools reporting unit of the Europe operating segment. The impairment losses were included in selling, general, administrative and others, net in the consolidated statements of income. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets.

Management determined that no impairment of long-lived assets occurred as a result of the March 11, 2011 earthquake and resulting tsunami in Japan.

SHORT-TERM INVESTMENTS AND INVESTMENTS	12 Months Ended
Mar. 31, 2011
SHORT-TERM INVESTMENTS AND INVESTMENTS

7. SHORT-TERM INVESTMENTS AND INVESTMENTS

Short-term investments and Investments consisted of available-for-sale securities and held-to-maturity securities and non-marketable equity securities (carried at cost).

The cost, gross unrealized holding gains and losses, fair value and carrying amount for such securities by major security type as of March 31, 2010 and 2011, were as follows:

	Yen in millions
As of March 31, 2010	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥553	¥30	¥-	¥583	¥583
Investments in trusts	4,493	490	3	4,980	4,980
MMF and FFF	25,700	-	-	25,700	25,700
Marketable equity securities	951	625	-	1,576	1,576

Sub total	31,697	1,145	3	32,839	32,839
Held-to-maturity:
Corporate debt securities	500	-	-	500	500
Public debt securities (except Government debt securities)	300	1	-	301	300

Sub total	800	1	-	801	800

Total Short-term investments	32,497	1,146	3	33,640	33,639

Investments:
Available-for-sale:
Marketable equity securities	7,582	5,066	5	12,643	12,643
Held-to-maturity:
Corporate debt securities	1,317	-	58	1,259	1,317
Government debt securities	201	-	-	201	201
Public debt securities (except Government debt securities)	603	-	2	601	603

Sub total	2,121	-	60	2,061	2,121

Total Investments	¥9,703	¥5,066	¥65	¥14,704	¥14,764

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 402 million.

	Yen in millions
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥588	¥3	¥-	¥591	¥591
Investments in trusts	4,990	260	55	5,195	5,195
MMF and FFF	26,720	-	-	26,720	26,720
Marketable equity securities	671	277	-	948	948

Sub total	32,969	540	55	33,454	33,454
Held-to-maturity:
Corporate debt securities	101	-	-	101	101

Total Short-term investments	33,070	540	55	33,555	33,555

Investments:
Available-for-sale:
Marketable equity securities	7,486	4,552	238	11,800	11,800
Held-to-maturity:
Corporate debt securities	3,964	1	43	3,922	3,964
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	706	1	-	707	706

Sub total	4,870	3	43	4,830	4,870

Total Investments	¥12,356	¥4,555	¥281	¥16,630	¥16,670

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 399 million.

	U.S. Dollars in thousands
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	$7,084	$36	$-	$7,120	$7,120
Investments in trusts	60,120	3,133	663	62,590	62,590
MMF and FFF	321,928	-	-	321,928	321,928
Marketable equity securities	8,085	3,337	-	11,422	11,422

Sub total	397,217	6,506	663	403,060	403,060
Held-to-maturity:
Corporate debt securities	1,217	-	-	1,217	1,217

Total Short-term investments	398,434	6,506	663	404,277	404,277

Investments:
Available-for-sale:
Marketable equity securities	90,193	54,843	2,867	142,169	142,169
Held-to-maturity:
Corporate debt securities	47,759	12	518	47,253	47,759
Government debt securities	2,410	12	-	2,422	2,410
Public debt securities (except Government debt securities)	8,506	12	-	8,518	8,506

Sub total	58,675	36	518	58,193	58,675

Total Investments	$148,868	$54,879	$3,385	$200,362	$200,844

In addition to above investments, non-marketable equity securities (carried at cost) amounted to  $ 4,807 thousand.

Investments in trusts represent funds deposited with trust banks in multiple investor accounts and managed by the fund managers of the trust banks. As of March 31, 2010 and 2011, each fund mainly consisted of marketable equity securities and interest-bearing bonds. Non-marketable equity securities are carried at cost and reviewed periodically for impairment.

The fair value of the non-marketable equity securities is not readily determinable.

The following table shows the gross unrealized holding losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011.

The gross unrealized loss position of available-for-sale securities has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. Makita has not held unrealized losses for twelve months or more at March 31, 2010 and 2011 with respect to available-for-sale securities.

The securities that are held to maturity each have a strong credit rating and Makita has both the intent and ability to hold such investments to maturity; therefore, Makita believes that it will not realize any losses on the held-to-maturity securities.

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2010	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥234	¥3	¥-	¥-
Investments:
Available-for-sale:
Marketable equity securities	37	5	-	-
Held-to-maturity:
Corporate debt securities	714	3	545	55
Government debt securities	200	-	-	-
Public debt securities (except Government debt securities)	¥602	¥2	¥-	¥-

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥1,669	¥55	¥-	¥-
Held-to-maturity:
Corporate debt securities	101	-	-	-
Investments:
Available-for-sale:
Marketable equity securities	2,237	238	-	-
Held-to-maturity:
Corporate debt securities	2,442	6	563	37
Public debt securities (except Government debt securities)	¥303	¥-	¥-	¥-

	U.S. Dollars in thousands
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	$20,108	$663	$-	$-
Held-to-maturity:
Corporate debt securities	1,217	-	-	-

Investments:
Available-for-sale:
Marketable equity securities	26,952	2,867	-	-
Held-to-maturity:
Corporate debt securities	29,422	72	6,783	446
Public debt securities (except Government debt securities)	$3,651	$-	$-	$-

Maturities of debt securities classified as available-for-sale and held-to-maturity as of March 31, 2011, regardless of their balance sheet classification, were as follows:

Maturities of debt securities based on Cost as of March 31, 2011

	Yen in millions			U.S. Dollars in thousands
	Available -for-sale	Held-to maturity	Total	Available -for-sale	Held-to maturity	Total
Due within one year	¥-	¥101	¥101	$-	$1,217	$1,217
Due after one to five year	588	4,270	4,858	7,084	51,446	58,530
Due after five to ten year	-	600	600	-	7,229	7,229
Due after ten year	-	-	-	-	-	-

Total	¥588	¥4,971	¥5,559	$7,084	$59,892	$66,976

Maturities of debt securities based on Fair value as of March 31, 2011

	Yen in millions			U.S. Dollars in thousands
	Available -for-sale	Held-to maturity	Total	Available -for-sale	Held-to maturity	Total
Due within one year	¥-	¥101	¥101	$-	$1,217	$1,217
Due after one to five year	591	4,267	4,858	7,120	51,410	58,530
Due after five to ten year	-	563	563	-	6,783	6,783
Due after ten year	-	-	-	-	-	-

Total	¥591	¥4,931	¥5,522	$7,120	$59,410	$66,530

Gross realized gains on sales of short-term investments and investments for the years ended March 31, 2009, 2010 and 2011 amounted to ¥ 534 million and ¥ 502 million and ¥ 331 million ( $ 3,988 thousand), respectively.

Gross realized losses, which included the gross realized losses considered as other than temporary, during the years ended March 31, 2009, 2010 and 2011 amounted to ¥ 4,082 million, ¥ 228 million and ¥ 199 million ( $ 2,398 thousand), respectively. The cost of the securities sold was computed based on the average cost of all the shares of each such security held at the time of sale. Gross unrealized losses on short-term investments and investments of which declines in market value are considered to be other than temporary were charged to earnings as realized losses on securities, amounting to ¥ 4,059 million, ¥ 228 million and ¥ 199 million ( $ 2,398 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

Proceeds from the sales and maturities of available-for-sale securities were ¥ 17,810 million, ¥ 2,467 million and ¥ 1,656 million ( $ 19,952 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. Proceeds from maturities of the held-to-maturity securities were ¥ 600 million, ¥ 350 million and ¥ 800 million ( $ 9,639 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

8. GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Intangible assets developed or acquired during the year ended March 31, 2011 totaled ¥ 660 million ( $ 7,952 thousand), which are subject to amortization and primarily consist of Software. The weighted average amortization period for Intellectual property rights, Software, Other, and Total is approximately 8 years, 8 years 19 years, and 11 years, respectively.

The components of intangible assets subject to amortization at March 31, 2010 and 2011 were as follows:

	Yen in millions				U.S. Dollars in thousands
	2010		2011		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intellectual property right	¥2,866	¥157	¥2,879	¥368	$34,687	$4,434
Software	2,841	1,826	3,040	2,044	36,626	24,627
Other	1,224	383	1,403	412	16,904	4,963

Total	¥6,931	¥2,366	¥7,322	¥2,824	$88,217	$34,024

Aggregate amortization expense for the years ended March 31, 2009, 2010 and 2011 was ¥ 443 million, ¥ 552 million and ¥ 647 million ( $ 7,795 thousand), respectively. Estimated amortization expense for intangible assets currently held for the next five years ending March 31 is ¥ 629 million in 2012, ¥ 585 million in 2013, ¥ 514 million in 2014, ¥ 326 million in 2015, and ¥ 306 million in 2016.

Intangible assets not subject to amortization at March 31, 2010 and 2011 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Gross carrying amount	¥99	¥97	$1,168

The changes in the carrying amount of goodwill at March 31, 2010 and 2011 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Beginning balance	¥1,987	¥721	$8,687
Impairment	(1,251)	-	-
Other	(15)	-	-

Ending balance	¥721	¥721	$8,687

Makita recognized a goodwill impairment loss for the year ended March 31, 2010 of ¥ 1,251 million, which was included in the results of the Japan operating segment. Management determined that no impairment of goodwill occurred at the Makita’s Japan operating segment as a result of the March 11, 2011 earthquake and resulting tsunami in Japan.

This impairment loss was included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the reporting unit based on weighted average value estimated by the income approach method and by the market approach method.

INCOME TAXES	12 Months Ended
Mar. 31, 2011
INCOME TAXES

9. INCOME TAXES

Income before income taxes and the provision for income taxes for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Income before income taxes:
Domestic	¥8,523	¥3,301	¥9,963	$120,036
Foreign	35,920	30,217	32,767	394,783

Total	44,443	33,518	42,730	514,819
Provision for income taxes:
Current - Domestic	2,721	1,647	2,369	28,542
- Foreign	8,556	7,113	8,725	105,120

Sub total	11,277	8,760	11,094	133,662
Deferred - Domestic	(158)	1,838	542	6,530
- Foreign	(388)	354	823	9,916

Sub total	(546)	2,192	1,365	16,446

Consolidated provision for income taxes	¥10,731	¥10,952	¥12,459	$150,108

Total income taxes were allocated as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Net income	¥10,731	¥10,952	¥12,459	$150,108
Other comprehensive income (loss):
Foreign currency translation adjustment	(127)	5	(21)	(253)
Unrealized holding gains (losses) on available-for-sale securities	(2,066)	1,639	(566)	(6,820)
Pension liability adjustment	(2,491)	673	(288)	(3,470)

Total income taxes	¥6,047	¥13,269	¥11,584	$139,565

The Company and its domestic subsidiaries are subject to a National Corporate tax of 30.0%, an Inhabitant tax of approximately 5.6% and a deductible Enterprise tax of approximately 7.9%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.3% for the years ended March 31, 2009, 2010 and 2011.

A reconciliation of the combined statutory income tax rates to the effective income tax rates was as follows:

	Year ended March, 31
	2009	2010	2011
Combined statutory income tax rate in Japan	40.3%	40.3%	40.3%
Non-deductible expenses	0.8	0.7	0.5
Non-taxable dividends received	(0.3)	(0.1)	(0.1)
Change in valuation allowance	0.1	5.0	(0.9)
Tax sparing impact	(3.0)	(0.7)	(0.9)
Effect of the foreign tax rate differential	(14.9)	(14.2)	(11.5)
Other, net	1.1	1.7	1.8

Effective income tax rate	24.1%	32.7%	29.2%

According to the provisions of the tax treaties which have been concluded between Japan and 11 countries, Japanese corporations can claim a tax credit against Japanese income taxes on income earned in one of those 11 countries, even though that income is exempted from income taxes or is reduced by special tax incentive measures in those countries, as if no special exemption or reduction were provided. The Company applied such “tax sparing” mainly to China with the indicated tax reduction effect. The effect of the “tax sparing” resulted in a decrease of tax expense by ¥1,337 million or 3.0% and ¥232 million or 0.7% and ¥367 million ( $4,422 thousand) or 0.9% for the years ended March 31, 2009, 2010 and 2011, respectively.

For the year ended March 31, 2009, an effect of the foreign tax rate differential of ¥ 6,628 million was recorded, which was attributable to proportionately higher profits in the overseas subsidiaries compared to those in the Company and domestic subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2009 was 24.1%, a decrease of 16.2 % as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2010, an effect of the foreign tax rate differential of ¥ 4,763 million was recorded, which was attributable to proportionately higher profits in the overseas subsidiaries compared to those in the Company and domestic subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2010 was 32.7%, a decrease of 7.6% as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2011, an effect of the foreign tax rate differential of ¥ 4,904 million ( $59,084 thousand) was recorded, which was attributable to proportionately higher profits in the Company and domestic subsidiaries compared to those in the overseas subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2011 was 29.2%, a decrease of 11.1% as compared with the statutory income tax rate of 40.3%.

The significant components of deferred income tax expense attributable to income before income taxes for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Deferred tax expense (exclusive of the effects of other components below)	¥(546)	¥1,172	¥1,499	$18,060
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	-	1,020	(134)	(1,614)
	¥(546)	¥2,192	¥1,365	$16,446

Significant components of deferred income tax assets and liabilities as of March 31, 2010 and 2011 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Deferred income tax assets:
Marketable securities and investment securities	¥2,567	¥2,407	$29,000
Accrued retirement and termination benefits	1,310	1,151	13,867
Accrued expenses	862	929	11,193
Inventories	2,023	1,584	19,084
Property, plant and equipment	2,308	1,898	22,867
Accrued payroll	1,542	1,642	19,783
Net operating loss carryforwards	1,044	742	8,940
Other	1,952	1,631	19,652

Total gross deferred income tax assets	13,608	11,984	144,386
Valuation allowance	(2,021)	(1,640)	(19,759)

Sub total	¥11,587	¥10,344	$124,627
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	¥(360)	¥(371)	$(4,470)
Unrealized gain on available-for-sale securities	(2,500)	(1,935)	(23,313)
Property, plant and equipment	(1,395)	(1,445)	(17,410)
Other	(4)	(9)	(108)

Total gross deferred income tax liabilities	(4,259)	(3,760)	(45,301)

Net deferred income tax assets	¥7,328	¥6,584	$79,325

Net deferred income taxes are recorded in the consolidated balance sheets as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Deferred income taxes:
Current assets	¥6,434	¥6,039	$72,759
Investment and other assets	1,611	1,403	16,904
Current liabilities	(40)	(112)	(1,349)
Long-term liabilities	(677)	(746)	(8,988)

Total	¥7,328	¥6,584	$79,326

In assessing the realizability of deferred income tax assets, Makita considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating loss carryforwards are utilizable. Makita considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, Makita believes it is more likely than not that the benefits of these deductible differences and net operating loss carryforwards, net of the existing valuation allowance, will be realized. The actual amount of the deferred income tax assets realizable, however, would be reduced if estimates of future taxable income during the carryforward period are not achieved. Makita has recorded a valuation allowance of ¥ 1,640 million ( $ 19,759 thousand) as of March 31, 2011 against certain deferred income tax assets primarily associated with net operating loss carryforwards.

As of March 31, 2011, certain subsidiaries had net operating loss carryforwards for income tax purposes of ¥ 3,478 million ( $ 41,904 thousand) which are available to offset future taxable income, if any. The net operating losses will expire as follows:

	Yen in millions	U.S. Dollars in thousands
Within 5 years	¥251	$3,024
6 to 20 years	2,002	24,120
Indefinite	1,225	14,760

Total	¥3,478	$41,904

As of March 31, 2011, Makita had foreign tax credit carryforwards for income tax purposes of ¥ 972 million ( $ 11,711 thousand) which are available to reduce future income taxes payable, if any. The foreign tax credit carryforwards will expire within 2 years.

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

Makita has not recognized deferred tax liabilities for certain portions of undistributed earnings of foreign subsidiaries in the total amount of ¥ 148,214 million ( $ 1,785,711 thousand) as of March 31, 2011 because Makita considers these earnings to be indefinitely reinvested, and the calculation of the unrecognized deferred tax liabilities is not practicable.

The unrecognized tax benefits and for the years ended March 31, 2009, 2010 and 2011 were neither material nor expected to significantly increase or decrease within 12 months period subsequent to March 31, 2011. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes, and the total amounts of penalties and interest related to unrecognized tax benefits recorded were not material for the years ended March 31, 2009, 2010 and 2011. Makita conducts business globally and, as a result, the Company and its subsidiaries file income tax returns in various jurisdictions all over the world. The Company will no longer be subject to income tax examinations for the periods prior to the fiscal year ended March 31, 2009, and one of the Company’s major subsidiaries in the United States remains subject to income tax examinations for the periods beginning in the fiscal year ended March 31, 2009.

RETIREMENT AND TERMINATION BENEFIT PLANS	12 Months Ended
Mar. 31, 2011
RETIREMENT AND TERMINATION BENEFIT PLANS

10. RETIREMENT AND TERMINATION BENEFIT PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employee benefit plans covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments. A domestic noncontributory plan covers substantially all of the employees of the Company.

The amounts of lump-sum or pension payments under the plans are generally determined on the basis of length of service and remuneration at the time of termination or retirement.

The net periodic pension costs of the defined benefit plans for the years ended March 31, 2009, 2010 and 2011 consisted of the following components:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Service cost-benefit earned during the year	¥1,525	¥1,282	¥1,342	$16,169
Interest cost on projected benefit obligation	906	902	864	10,410
Expected return on plan assets	(1,444)	(1,114)	(883)	(10,639)
Amortization of prior service cost	(206)	(208)	(208)	(2,506)
Amortization of net transition obligation	4	-	-	-
Recognized actuarial loss	191	180	291	3,506

Net periodic pension costs	¥976	¥1,042	¥1,406	$16,940

Net actuarial loss and amortization of prior service cost which will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are as follows:

	Yen in millions	U.S. Dollars in thousands
	2012	2012
Net actuarial loss	¥402	$4,843
Amortization of prior service cost	225	2,711

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥36,854	¥37,898	$456,602
Service cost	1,282	1,342	16,169
Interest cost	902	864	10,410
Plan amendment	35	-	-
Actuarial loss	804	113	1,361
Benefits paid	(1,888)	(2,065)	(24,880)
Foreign exchange impact	(91)	(165)	(1,987)

Projected benefit obligation at end of year	37,898	37,987	457,675

Change in plan assets:
Fair value of plan assets at beginning of year	29,622	33,929	408,783
Actual return on plan assets	3,556	161	1,940
Employer contributions	2,490	2,427	29,241
Benefits paid	(1,729)	(1,876)	(22,602)
Foreign exchange impact	(10)	(16)	(193)

Fair value of plan assets at end of year	33,929	34,625	417,169

Underfunded status	(3,969)	(3,362)	(40,506)

Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	13,513	13,999	168,663
Prior service cost	(2,142)	(1,935)	(23,313)

	11,371	12,064	145,350

Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	(191)	(234)	(2,819)
Non-current liabilities	(3,778)	(3,128)	(37,687)

	¥(3,969)	¥(3,362)	$(40,506)

Measurement date

The Company uses a March 31 measurement date for all of its plans.

The accumulated benefit obligation for all defined benefit plans was as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Accumulated benefit obligation	¥33,478	¥33,547	$404,181

Assumptions

The weighted-average assumptions used to determine benefit obligations at March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.3%	2.3%
Assumed rate of increase in future compensation levels	2.8%	2.8%

The weighted-average assumptions used to determine net periodic pension cost for each of the years in the three-year period ended March 31, 2011, were as follows:

	2009	2010	2011
Discount rate	2.4%	2.5%	2.3%
Assumed rate of increase in future compensation levels	3.3%	2.8%	2.8%
Expected long-term rate of return on plan assets	3.8%	2.9%	2.2%

The discount rate is determined by average coming service years and average payment period using an approximated curve developed from the rate of high quality corporate bonds with grade AA or better and long-term government securities as of measurement date.

The pension fund’s expected long-term rate-of-return-on-assets assumption is derived from a review of actual historical returns achieved and anticipated future long-term performance of individual asset classes.

Plan Assets

The target allocations by asset class are as follows:

Asset Class:	Target Allocations
Equity securities	25.0%
Debt securities	45.0
Life insurance company general accounts	18.0
Short-term assets	2.0
Alternative investments	10.0

Total	100%

The overall objective of Makita’s pension assets is to earn a rate of return to satisfy the benefit obligations of the pension plans and to pay benefits. In order to meet this objective, Makita determines an optimal asset mix from a three-to-five year’s medium and long-term standpoint. To avoid a sharp decline in the future, Makita update the asset mix as necessary based on risk monitoring. Makita has an acceptable divergence indicator of the asset mix, the proportion of the temporary asset allocations will be updated promptly when the divergence occurred.

Makita determined the mix of equity securities and debt securities after taking into consideration the expected long-term yield on pension assets. To decide whether changes in the basic portfolio are necessary, Makita examines the divergence between the expected long-term income and the actual income from the portfolio on an annual basis. Makita revises the portfolio when it is deemed necessary to reach the expected long-term yield. The plans’ equity securities include common stock of the Company in the amount of ¥ 3 million ( $ 36 thousand) at March 31, 2011.

The fair values of Makita’s pension plan assets at March 31, 2011, by asset class, are as follows:

	Yen in millions					U.S. Dollars in thousands
As of March 31, 2011	Level 1		Level 2		Level 3	Level 1		Level 2		Level 3
Equity securities:	¥		¥		¥-	$		$		$
Domestic
Securities		2,043		-	-		24,614		-		-
Securities (commingled funds)		-		1,611	-		-		19,410		-
Overseas
Securities		1,194		-	-		14,386		-		-
Securities (commingled funds)		-		4,263	-		-		51,361		-
Debt securities:
Domestic
Government bonds		-		531	-		-		6,398		-
Commingled funds		-		8,818	-		-		106,241		-
Overseas
Government bonds		-		971	-		-		11,699		-
Commingled funds		-		5,340	-		-		64,337		-
Life insurance company general accounts		-		5,246	-		-		63,205		-
Short-term assets		1,878		83	-		22,627		1,000		-
Alternative investments											-
Commingled funds		-		2,647	-		-		31,891		-

Total		¥5,115		¥29,510	¥-		$61,627		$355,542		$-

Domestic and overseas equity securities consist primarily of stocks that are listed on the securities exchanges. Debt securities consist primarily of domestic and overseas government and municipal bonds. Short term assets consist primarily of bank deposits with a short term maturity.

Level 1 assets are comprised principally of equity securities which are valued based on quoted prices in active markets for identical assets. Level 2 assets are comprised principally of government bonds, commingled funds that invest in equity and debt securities, investments in life insurance company general accounts and alternative investments. Investments in life insurance company general accounts are valued at the amounts that are the conventional interest adding to the principle amounts calculated by Life Insurance Company. See note 16 for additional information about fair value hierarchies and valuation techniques.

Regarding to the debt securities selection, Makita has a good research and analysis on issuance conditions, such as rating, coupon, maturity date, and issuer. Makita appropriately diversified investments by maturity and issuer.

The equity securities are selected primarily from stocks that are listed on securities exchanges. Makita has a good research and analysis on the business scope and growth potential of investment companies, and appropriately diversified investments by type of industry. Regarding to investments in overseas investment vehicles, Makita has investigated the political stability and the economic stability of the investment markets, the market characteristics such as settlement systems and the taxation systems. For each such investment, Makita has selected appropriate investment country and currency. For commingled funds, Makita selected those that have a defined investment objects and operating style to invest. Makita also has alternative investments on J-REIT, G-REIT, commodities, high-yield debt, high-yield loan and market-neutral.

Information for pension plans with an accumulated benefit obligation in excess of plan assets

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Projected benefit obligation	¥3,752	¥3,659	$44,084
Accumulated benefit obligation	3,665	3,627	43,699
Fair value of plan assets	364	432	5,205
Accumulated benefit obligation in excess of plan assets	3,301	3,195	38,494

Cash flows

Contributions:

Makita expects to contribute ¥ 2,482 million ( $ 29,904 thousand) to its domestic and foreign defined benefit plans in the year ending March 31, 2012.

Estimated future benefit payments

At March 31, 2011, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year ending March 31,	Yen in millions
2012	¥1,918
2013	1,967
2014	1,817
2015	1,783
2016	1,802
2017-2021	9,191

Total	¥18,478

Certain foreign subsidiaries have defined contribution plans. The total expenses charged to income under these plans were ¥ 229 million, ¥ 188 million and ¥ 183 million ( $ 2,205 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

The Company has unfunded retirement allowance programs for the Directors and the Statutory Auditors. Under such programs, the aggregate amount set aside as retirement allowances for the Directors and the Statutory Auditors was ¥ 384 million and ¥ 384 million ( $ 4,627 thousand) as of March 31, 2010 and 2011, respectively, which is included in other liabilities in the accompanying balance sheets. This Executive retirement and termination allowances program was abolished by the Annual General Meeting of Shareholders held in June 2006. The aggregate amount set aside will be paid to the Directors and the Statutory Auditors when they retire.

SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS	12 Months Ended
Mar. 31, 2011
SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

11. SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

As of March 31, 2010 and 2011, short-term borrowings consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Bank borrowings	¥105	¥338	$4,072
Current maturities of long-term indebtedness	280	530	$6,386

Total	¥385	¥868	$10,458

Short-term borrowings, excluding current maturities of long-term indebtedness, consisted primarily of bank borrowings of overseas subsidiaries denominated in foreign currencies.

As of March 31, 2010 and 2011, the weighted average interest rate on short term bank borrowings was 4.1% and 2.0%, respectively.

Certain subsidiaries of the Company had unused lines of credit available for immediate short-term borrowings without restrictions amounting to ¥ 14,121 million and ¥ 14,588 million ( $ 175,759 thousand) as of March 31, 2010 and 2011, respectively.

As of March 31, 2010 and 2011, long-term indebtedness consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
1.9% (weighted average rate) unsecured loans from banks, due 2012	¥500	¥500	$6,024
Capital lease obligations (see Note 3 (g) )	324	49	591
Less- Current maturities included in short-term borrowings	(280)	(530)	(6,386)

Total	¥544	¥19	$229

There were no covenants or cross default provisions under the Makita’s financing arrangements. Furthermore, there were no subsidiary level dividend restrictions under the financing arrangements.

The aggregate annual maturities of long-term indebtedness subsequent to March 31, 2011 are as summarized below:

Year ending March 31,	Yen in millions	U.S. Dollars in thousands
2012	¥530	$6,386
2013	14	169
2014	4	48
2015	1	12
2016	-	-
2017 and after	-	-

Total	¥549	$6,615

SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2011
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

At the Board of Directors’ meeting held on April 30, 2008 and October 31, 2008, the Company authorized the repurchase of shares of its common stock pursuant to Article 156 of the Companies Act of Japan, as applied pursuant to Paragraph 3, Article 165 of the Companies Act of Japan, 6,000,000 shares of treasury stock were repurchased during the year ended March 31, 2009. Further at the Board of Directors’ meeting held on January 30, 2009, the Company decided to retire the treasury stock pursuant to the provisions of Article 178 of the Companies Act of Japan. 4,000,000 shares of treasury stock were retired during the year ended March 31, 2009.

The Companies Act of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company should be appropriated as capital reserve or earned reserve (hereinafter called reserve). No further appropriations are required when the total amount of the reserve exceed 25% of capital stock.

After shareholders approval of the declaration of a cash dividend in the amount of ¥ 7,026 million ( $ 84,651 thousand) at the annual meeting of shareholders to be held on June 28, 2011 based on a resolution of the Board of Directors, cash dividends will be paid to shareholders of record as of March 31, 2011. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2011.

The amount of retained earnings available for dividends distribution is recorded in the Company’s non-consolidated books and amounted to ¥ 133,749 million ( $ 1,611 million) as of March 31, 2011.

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)

13. OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive loss as of March 31, 2009, 2010 and 2011, were as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Foreign currency translation adjustment:
Beginning balance	¥(7,510)	¥(35,561)	¥(38,492)	$(463,759)
Adjustments to for the year	(28,051)	(2,931)	(11,549)	(139,144)

Ending balance	(35,561)	(38,492)	(50,041)	(602,903)
Unrealized holding gains on available-for-sale securities:
Beginning balance	3,885	820	3,250	39,156
Adjustments to for the year	(3,065)	2,430	(838)	(10,096)

Ending balance	820	3,250	2,412	29,060
Pension liability adjustment:
Beginning balance	(4,032)	(7,720)	(6,790)	(81,808)
Adjustments to for the year	(3,688)	930	(405)	(4,879)

Ending balance	(7,720)	(6,790)	(7,195)	(86,687)
Total other accumulated comprehensive income loss:
Beginning balance	(7,657)	(42,461)	(42,032)	(506,411)
Adjustments to for the year	(34,804)	429	(12,792)	(154,119)

Ending balance	¥(42,461)	¥(42,032)	¥(54,824)	$(660,530)

Tax effects allocated to each component of other comprehensive income (loss) were as follows:

	Yen in millions
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2009
Foreign currency translation adjustment	¥(28,178)	¥127	¥(28,051)
Unrealized holding losses on available-for-sale securities:
Unrealized holding losses arising during the year	(8,679)	3,497	(5,182)
Less-Reclassification adjustment for gains realized in net income	3,548	(1,431)	2,117

Net unrealized losses	(5,131)	2,066	(3,065)
Pension liability adjustment:
Unrealized losses arising during the year	(6,168)	2,487	(3,681)
Less-Reclassification adjustment for losses realized in net income	(11)	4	(7)

Net unrealized losses	(6,179)	2,491	(3,688)
Other comprehensive losses	¥(39,488)	¥4,684	¥(34,804)

For the year ended March 31, 2010
Foreign currency translation adjustment	¥(2,926)	¥(5)	¥(2,931)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains arising during the year	4,343	(1,750)	2,593
Less-Reclassification adjustment for losses realized in net income	(274)	111	(163)

Net unrealized gains	4,069	(1,639)	2,430
Pension liability adjustment:
Unrealized gains arising during the year	1,622	(682)	940
Less-Reclassification adjustment for losses realized in net income	(19)	9	(10)

Net unrealized gains	1,603	(673)	930
Other comprehensive income	¥2,746	¥(2,317)	¥429

For the year ended March 31, 2011
Foreign currency translation adjustment	¥(11,570)	¥21	¥(11,549)
Unrealized holding losses on available-for-sale securities:
Unrealized holding losses arising during the year	(1,272)	513	(759)
Less-Reclassification adjustment for losses realized in net income	(132)	53	(79)

Net unrealized losses	(1,404)	566	(838)
Pension liability adjustment:
Unrealized losses arising during the year	(776)	321	(455)
Less-Reclassification adjustment for gains realized in net income	83	(33)	50

Net unrealized losses	(693)	288	(405)
Other comprehensive losses	¥(13,667)	¥875	¥(12,792)

	U.S. Dollars in thousands
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2011
Foreign currency translation adjustment	$(139,398)	$253	$(139,144)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(15,326)	6,182	(9,144)
Less-Reclassification adjustment for losses realized in net income	(1,590)	638	(952)

Net unrealized losses	(16,916)	6,820	(10,096)
Pension liability adjustment:
Unrealized losses arising during the year	(9,349)	3,868	(5,481)
Less-Reclassification adjustment for gains realized in net income	1,000	(398)	602

Net unrealized losses	(8,349)	3,470	(4,879)
Other comprehensive losses	$(164,663)	$10,543	$(154,119)

EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2011
EARNINGS PER SHARE

14. EARNINGS PER SHARE

Basic earnings per share computations are as follows. There were no diluted effects during the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. Dollars in thousands
Numerator	2009	2010	2011	2011
Net income available to common share holders- Basic	¥33,286	¥22,258	¥29,905	$360,301

Denominator	Number of shares
Weighted average common shares outstanding- Basic	140,518,582	137,762,051	137,759,272

	Yen			U.S. Dollars
Earnings per share: Basic	¥236.9	¥161.6	¥217.1	$2.62

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES

15. COMMITMENTS AND CONTINGENT LIABILITIES

At March 31, 2011, the Company was contingently liable as a guarantor for housing and education loans to employees in the amount of ¥ 7 million ( $84 thousand). The Company will be required to satisfy the outstanding loan commitments of certain employees in the event those employees are not able to fulfill their repayment obligations. The fair value of the liabilities for the Company’s obligations under the guarantees described above as of March 31, 2011, was insignificant.

Makita’s purchase obligations, mainly for raw materials, were ¥ 9,007 million ( $ 108,518 thousand) as of March 31, 2011.

Makita is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Makita’s consolidated financial position, results of operations, or cash flows.

Makita made rental payments of ¥ 2,207 million, ¥ 2,264 million and ¥ 2,103 million ( $25,337 thousand) under cancelable and noncancelable operating lease agreements for offices, warehouses, automobiles and office equipment during the years ended March 31, 2009, 2010 and 2011, respectively.

The minimum rental payments required under noncancelable operating lease agreements as of March 31, 2011, were as follows:

Year ending March 31,	Yen in millions
2012	¥805
2013	616
2014	507
2015	354
2016	276
2017 and after	360

Total	¥2,918

Makita generally guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for product warranty cost are made based on historical warranty claim experience. The change in accrued product warranty cost for the years ended March 31, 2009, 2010 and 2011 was summarized as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Balance at beginning of year	¥1,964	¥1,677	¥1,835	$22,108
Addition	1,648	1,484	1,601	19,289
Utilization	(1,593)	(1,373)	(1,344)	(16,192)
Foreign exchange impact	(342)	47	(77)	(928)

Balance at end of year	¥1,677	¥1,835	¥2,015	$24,277

FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2011
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:	Inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:	Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair values measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets and liabilities measured at fair value on a recurring basis

The following table presents the placement in the fair value hierarchy of Makita’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2010 and 2011:

As of March 31, 2010	Yen in millions
	Level 1	Level 2	Level 3
Assets:
Short-term investments:
Corporate debt securities	¥-	¥583	¥-
Investments in trusts	3,648	1,332	-
MMF and FFF	-	25,700	-
Marketable equity securities	1,576	-	-
Derivatives Investments:	-	25	-
Marketable equity securities	12,643	-	-
Liabilities:
Derivatives	¥-	¥(305)	¥-

As of March 31, 2011	Yen in millions			U.S. Dollars in thousands
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Short-term investments:
Corporate debt securities	¥-	¥591	¥-	$-	$7,120	$-
Investments in trusts	4,156	1,039	-	50,072	12,518	-
MMF and FFF	-	26,720	-	-	321,928	-
Marketable equity securities	948	-	-	11,422	-	-
Derivatives Investments:	-	45	-	-	542	-
Marketable equity securities	11,800	-	-	142,169	-	-
Liabilities:
Derivatives	¥-	¥(433)	¥-	$-	$(5,217)	$-

Level 1:	Short-term investments are comprised principally of investment in trusts. Investments is comprised of marketable equity securities. They are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.
Level 2:

Investments in trusts are comprised principally of domestic stock investment fund, domestic bond investment fund, and international bond investment fund, which are estimated by using observable inputs, such as net asset value per share. Almost all investments in trust can be liquidated within 30 days.

MMF and FFF are acronyms for “Money Management Funds” and “Free Financial Funds”. They are comprised principally of domestic public bond, domestic corporate bond, commercial paper, international public bond and international corporate bond, which are operated to accrue stable capital gain.

Derivatives are comprised of foreign currency contracts which are estimated by using observable market inputs, such as foreign currency exchange rates, interest rate and volatility.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended March 31, 2010, Makita recognized an impairment loss of ¥ 354 million on long-lived assets and ¥ 1,251 million on goodwill. The both were included in the results of the Japan segment. Management assessed that the impairment were caused by the economic downturn in Japan backdropped by the global recession, etc. The management estimated the fair value of the long-lived assets by the cost approach method and by the market approach method, and the fair value of the goodwill by the weighted average value estimated by the income approach method and by the market approach method, with the assistance of an independent third party appraiser. These values were presented in Level 3 because these were valued based on unobservable inputs.

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2010:

	26,720		26,720		26,720	26,720
As of March 31, 2010	Yen in millions
	Fair Value					Impairment loss
	Level 1		Level 2		Level 3
Assets:
Long-lived assets		¥-		¥-	¥2,762	¥354
Goodwill	-		-		-	1,251

During the year ended March 31, 2011, Makita recognized an impairment loss of ¥ 262 million ( $ 3,157 thousand) on certain unused assets of machinery and equipments. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets. The impairment loss was included in the result of Europe operating segment. Makita classified them as Level 3 because these were valued based on unobservable inputs.

DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Mar. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES

17. DERIVATIVES AND HEDGING ACTIVITIES

(a) Risk management policy

Makita is exposed to market risks, such as changes in currency exchange rates and interest rates. Derivative financial instruments are comprised principally of foreign exchange contracts, currency swaps and currency options contractsutilized by the Company and certain of its subsidiaries to reduce these risks. Makita does not use derivative instruments for trading or speculation purpose.

Makita is also exposed to a risk of credit-related losses in the event of nonperformance by counter parties to the financial instrument contracts; however it is not expected that any counter parties will fail to meet their obligations, because the contracts are diversified among a number of major internationally recognized credit worthy financial institutions.

(b) Foreign currency exchange rate risk management

Makita operates internationally, giving rise to significant exposures to market risks from changes in foreign exchange rates, and enters into foreign currency contracts, currency swaps and currency option contracts to hedge the foreign currency exposure.

These derivative instruments are principally intended to protect against foreign exchange exposure related to intercompany transfer of inventories and financing activities.

The derivative instruments as of March 31, 2010 and 2011 were as follows.

		Yen in millions		U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Balance sheet Location	2010	2011	2011
Assets
Foreign currency contracts	Other current assets	¥25	¥45	¥542

Total		¥25	¥45	¥542

Liabilities
Foreign currency contracts	Other liabilities	(301)	(433)	(5,217)
Currency option contracts	Other liabilities	(4)	-	-

Total		¥(305)	¥(433)	¥(5,217)

The amount of gain or (loss) recognized in income on derivative for the year ended March 31, 2009, 2010, and 2011 were as follows.

Amount of gain (loss) recognized in income on derivative

		Yen in millions			U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
		2009	2010	2011	2011
Foreign currency contracts	Exchange gains (losses)	¥(836)	¥565	¥(112)	$(1,349)
Currency swaps	Exchange gains (losses)	(706)	321	-	-
Currency option contracts	Exchange gains (losses)	(12)	3	4	48

Total		¥(1,554)	¥889	¥(108)	$(1,301)

Total gross notional amounts for outstanding derivatives (recorded at fair value) were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Foreign currency contracts	¥14,544	¥22,836	$275,133
Currency option contracts	176	-	-

Total	¥14,720	¥22,836	$275,133

The notional amounts for Foreign currency contracts, Foreign currency swaps and Currency option contracts, presented by currency, were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
U.S. Dollars	¥9,277	¥15,533	$187,145
Euro	3,919	5,254	63,301
Other	1,524	2,049	24,687

Total	¥14,720	¥22,836	$275,133

(c) Interest rate risk management

Makita executes financing and investing activities through the Company. As Makita’s subsidiaries are financed by loans within the Group—from subsidiaries with surplus funds to subsidiaries that lack funds—interest expense variation is insignificant.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and significant assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate a fair value:

(a) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Short-term Borrowings, Trade Notes and Accounts Payable, Other Payables, and Other Accrued Expenses

The carrying amounts approximate fair value because of the short or no maturities of those instruments.

(b) Long-term Time Deposits

The fair value is estimated by discounting future cash flows using the current rates that Makita would be offered for deposits with similar terms and remaining maturities.

(c) Short-term Investments and Investments

The fair value of short-term investments and investments is estimated based on quoted market prices. For certain investments such as non-marketable securities, since there are no quoted market prices existing, a reasonable estimation of a fair value could not be made without incurring excessive cost, and such securities have been excluded from fair value disclosure. The fair value of such securities is estimated if and when there are indications that the investment may be impaired.

Non-marketable securities amounted to ¥ 402 million and ¥ 399 million ( $ 4,807 thousand) as of March 31, 2010 and 2011, respectively.

(d) Long-term Indebtedness

The fair value of long-term indebtedness is a present value of future cash flows associated with each instrument discounted using Makita’s current borrowing rates for similar debt instruments of comparable maturities.

(e) Other Derivative Financial Instruments

The fair values of other derivative financial instruments, foreign currency contracts and currency option contracts, all of which are used for hedging purposes, are estimated by obtaining quotes and other relevant information from brokers.

The estimated fair value of the financial instruments was as follows:

	Yen in millions				U.S. Dollars in thousands
	2010		2011		2011
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Short-term investments	¥33,639	¥33,640	¥33,555	¥33,555	$404,277	$404,277
Investments	14,764	14,704	16,670	16,630	200,844	200,362
Long-term time deposits	3	3	11	11	133	133
Long-term indebtedness including current maturities	(824)	(832)	(549)	(550)	(6,615)	(6,627)
Foreign currency contracts:
Assets	25	25	45	45	542	542
Liabilities	(301)	(301)	(433)	(433)	(5,217)	(5,217)
Currency option contracts:
Liabilities	¥(4)	¥(4)	¥-	¥-	$-	$-

(f) Limitation

The fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.

These estimates are subjective in nature and involve uncertainties and are matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

OPERATING SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2011
OPERATING SEGMENT INFORMATION

19. OPERATING SEGMENT INFORMATION

The operating segments presented below are defined as components of the enterprise for which separate financial information is available and regularly reviewed by the Company’s chief operating decision maker. The Company’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to the segments.

During the three years ended March 31, 2009, 2010 and 2011, Makita’s operating structure included the following geographical operating segments: Japan Group, Europe Group, North America Group, Asia Group, and Other Group. Segment information is determined by the location of the Company and its relevant subsidiaries, as reported to the Company’s chief operating decision maker.

Major countries or regions in each geographic area:

Europe:	Germany, United Kingdom, Italy, France, Finland
North America:	United States, Canada
Asia:	China, Singapore
Other regions:	Australia, Brazil, United Arab Emirates

Makita evaluates the performance of each operating segment based on U.S. GAAP information. Segment profit and loss is measured in a consistent manner with consolidated operating income, which is earnings before income taxes excluding interest and dividend income, interest expense, foreign currency transaction exchange gains and losses, realized gains and losses on investment securities, and other. Segment assets are based on total assets attributable to the segment.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements. Inter-segment sales are made at estimated arm’s-length prices and are included as a reconciling item to total consolidated sales in the below tables. Eliminations include intercompany sales between operating segments, net intercompany receivables and intercompany profit in inventory from products sold between segments.

Segment Products and Services

Makita is a manufacturer and wholesaler of electric power tools and other tools. The operating segments derive substantially all of their revenues from the sale of electric power tools and parts and repairs.

Year ended March 31, 2009

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥63,859	¥137,230	¥42,446	¥9,954	¥40,545	¥294,034	¥-	¥294,034
Inter-segment	56,371	4,154	4,690	86,697	121	152,033	(152,033)	-

Total	120,230	141,384	47,136	96,651	40,666	446,067	(152,033)	294,034

Operating expenses	112,109	121,668	46,291	84,438	35,816	400,322	(156,363)	243,959
Segment income	8,121	19,716	845	12,213	4,850	45,745	4,330	50,075
Other income (expenses)	-	-	-	-	-	-	-	(5,632)
Income before income taxes	-	-	-	-	-	-	-	44,443
Long-lived assets	44,114	11,395	2,231	11,302	3,827	72,869	(173)	72,696
Segment assets	235,252	110,897	33,533	48,311	36,134	464,127	(127,483)	336,644
Capital expenditures	6,682	5,245	359	3,045	1,856	17,187	(141)	17,046
Depreciation and amortization	5,084	1,534	586	1,493	268	8,965	(78)	8,887
Government Grants	¥-	¥-	¥-	¥-	¥122	¥122	¥-	¥122

Year ended March 31, 2010

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥55,767	¥109,484	¥34,547	¥9,007	¥37,018	¥245,823	¥-	¥245,823
Inter-segment	33,309	2,809	1,847	57,820	98	95,883	(95,883)	-

Total	89,076	112,293	36,394	66,827	37,116	341,706	(95,883)	245,823

Operating expenses	89,719	99,418	36,034	57,947	34,942	318,060	(102,627)	215,433
Segment income	(643)	12,875	360	8,880	2,174	23,646	6,744	30,390
Other income (expenses)	-	-	-	-	-	-	-	3,128
Income before income taxes	-	-	-	-	-	-	-	33,518
Long-lived assets	41,214	14,887	1,983	10,732	4,543	73,359	(159)	73,200
Segment assets	232,226	110,009	30,281	58,148	39,229	469,893	(120,054)	349,839
Capital expenditures	3,800	4,817	198	1,541	543	10,899	(62)	10,837
Depreciation and amortization	4,693	1,351	431	1,497	397	8,369	(61)	8,308
Impairment loss	1,605	-	-	-	-	1,605	-	1,605
Government Grants	¥-	¥-	¥-	¥-	¥339	¥339	¥-	¥339

Year ended March 31, 2011

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥62,194	¥115,554	¥37,573	¥12,365	¥44,944	¥272,630	¥-	¥272,630
Inter-segment	51,230	3,171	2,979	101,216	116	158,712	(158,712)	-

Total	113,424	118,725	40,552	113,581	45,060	431,342	(158,712)	272,630

Operating expenses	102,905	105,361	38,698	100,575	38,646	386,185	(155,464)	230,721
Segment income	10,519	13,364	1,854	13,006	6,414	45,157	(3,248)	41,909
Other income (expenses)	-	-	-	-	-	-	-	821
Income before income taxes	-	-	-	-	-	-	-	42,730
Long-lived assets	39,400	15,630	1,732	11,210	4,166	72,138	(100)	72,038
Segment assets	236,821	123,140	30,539	72,264	47,145	509,909	(137,402)	372,507
Capital expenditures	2,781	3,718	214	2,878	235	9,826	(84)	9,742
Depreciation and amortization	4,225	1,226	355	1,432	377	7,615	(58)	7,557
Impairment loss	-	262	-	-	-	262	-	262
Government Grants	¥-	¥-	¥-	¥-	¥1,327	¥1,327	¥-	¥1,327

Year ended March 31, 2011

	U.S. Dollars in thousands
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	$749,325	$1,392,217	$452,687	$148,976	$541,494	$3,284,699	$-	$3,284,699
Inter-segment	617,229	38,205	35,892	1,219,470	1,397	1,912,193	(1,912,193)	-

Total	1,366,554	1,430,422	488,579	1,368,446	542,891	5,196,892	(1,912,193)	3,284,699

Operating expenses	1,239,819	1,269,410	466,242	1,211,747	465,614	4,652,832	(1,873,061)	2,779,771
Segment income	126,735	161,012	22,337	156,699	77,277	544,060	(39,132)	504,928
Other income (expenses)	-	-	-	-	-	-	-	9,891
Income before income taxes	-	-	-	-	-	-	-	514,819
Long-lived assets	474,699	188,313	20,867	135,060	50,194	869,133	(1,205)	867,928
Segment assets	2,853,265	1,483,614	367,940	870,651	568,012	6,143,482	(1,655,446)	4,488,036
Capital expenditures	33,506	44,795	2,578	34,675	2,832	118,386	(1,013)	117,373
Depreciation and amortization	50,904	14,771	4,277	17,253	4,542	91,747	(699)	91,048
Impairment loss	-	3,157	-	-	-	3,157	-	3,157
Government Grants	$-	$-	$-	$-	$15,988	$15,988	$-	$15,988

Makita’s current revenues from external customers by geographic area are set forth below.

Consolidated Net Sales by geographic area

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
	Year ended March 31,
	2009		2010		2011		2011
Japan	¥46,222	15.7%	¥42,697	17.4%	¥46,065	16.9%	$555,000
Europe	137,113	46.6	109,106	44.4	115,977	42.5	1,397,313
U.S.A.	33,250	11.3	26,292	10.7	27,691	10.2	333,627
North America (excluding U.S.A)	9,039	3.1	8,217	3.3	9,420	3.4	113,494
Asia (excluding Japan)	21,995	7.5	18,373	7.5	23,073	8.5	277,988
Other	46,415	15.8	41,138	16.7	50,404	18.5	607,277

Total	¥294,034	100%	¥245,823	100%	¥272,630	100%	$3,284,699

No single external customer accounted for 10% or more of Makita’s net sales for each of the year ended Mar 31, 2009, 2010 and 2011.

Consolidated Net Sales by Product categories

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
Fiscal year	2009		2010		2011		2011
Power Tools	¥214,703	73.0%	¥173,998	70.8%	¥194,706	71.4%	$2,345,856
Gardening Equipments, Household and Other Products	36,916	12.6	34,145	13.9	38,391	14.1	462,542
Parts, Repairs and Accessories	42,415	14.4	37,680	15.3	39,533	14.5	476,301

Total	¥294,034	100%	¥245,823	100%	¥272,630	100%	$3,284,699

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2011
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

The transactions between the Company and Maruwa Co., Ltd. (“Maruwa”), for which a representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, amounted to ¥ 2 million ( $ 24 thousand) for advertising expenses for each of the years ended March 31, 2009, 2010 and 2011.

The Company’s purchases of raw materials and production equipment from Toa Co., Ltd., for which a representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, were ¥ 109 million, ¥ 28 million and ¥ 53 million ( $ 639 thousand) during the years ended March 31, 2009, 2010 and 2011, respectively. The accounts payable of the Company related to these transactions were ¥ 5 million, ¥ 2 million and ¥ 11 million ( $ 133 thousand) as of March 31, 2009, 2010 and 2011, respectively.

The outside director, Motohiko Yokoyama is a chairman of JTEKT Corporation. The Company’s purchases of raw materials and production equipment from JTEKT Corporation, were ¥ 614 million during March 31, 2009, ¥ 311 million during the year ended March 31, 2010 and ¥ 470 million ( $ 5,663 thousand) during the year ended March 31, 2011.

The accounts payables of the Company related to these transactions were ¥ 27 million, ¥ 24 million and ¥ 57 million ( $ 687 thousand) as of March 31, 2009, 2010, and 2011 respectively.

SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
Mar. 31, 2011
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME

21. SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME

The following amounts are included in selling, general, administrative and others, net for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Research and Development Costs	¥6,883	¥6,782	¥7,283	$87,747
Advertising Costs	5,747	4,203	4,462	53,759
Shipping and Handling Costs	6,590	5,492	5,770	69,518
Government Grants *	(122)	(339)	(1,327)	(15,988)

*	Government Grants are related to value added tax incentives granted by Parana state in Brazil.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Mar. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

FOR THE YEAR ENDED MARCH 31, 2009, 2010 AND 2011

	Yen in millions
		Additions
Descriptions	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Deductions	Translation adjustments	Balance at end of year
2009:
Allowance for doubtful receivables	¥1,018	¥474	¥-	¥(131)	¥(232)	¥1,129
Deferred income tax assets valuation allowance	331	41	-	(32)	(11)	329
Volume-based rebates	4,973	-	8,949	(11,662)	804	3,064
Cooperative advertisings	456	-	2,352	(2,662)	43	189
Cash discounts	¥396	¥-	¥5,444	¥(5,514)	¥14	¥340
2010:
Allowance for doubtful receivables	¥1,129	¥152	¥-	¥(289)	¥18	¥1,010
Deferred income tax assets valuation allowance	329	1,704	-	(15)	3	2,021
Volume-based rebates	3,064	-	7,738	(7,672)	(117)	3,013
Cooperative advertisings	189	-	1,704	(1,544)	7	356
Cash discounts	¥340	¥-	¥4,420	¥(4,281)	¥8	¥487
2011:
Allowance for doubtful receivables	¥1,010	¥223	¥-	¥(235)	¥(63)	¥935
Deferred income tax assets valuation allowance	2,021	621	-	(1,010)	8	1,640
Volume-based rebates	3,013	-	8,736	(7,835)	(111)	3,803
Cooperative advertisings	356	-	2,296	(2,209)	(30)	413
Cash discounts	¥487	¥-	¥5,069	¥(5,184)	¥(28)	¥344